Leases	6 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 7: LEASES

	31 December 2022	30 June 2022
	$	$
Amounts recognised in statement of financial position
Right-of-use assets
Right-of-use assets (1)	255,074	-
Depreciation	(31,234)	-
Net carrying amount	223,840	-

1.	During the half year ended 31 December 2022, the Company entered into a new lease agreement for its corporate head office. The lease has a four-year term.

	31 December 2022	30 June 2022
	$	$
Lease liabilities
Current	50,468	-
Non-current	181,519	-
Total lease liabilities	231,987	-

	31 December 2022	30 June 2022
	$	$
Amounts recognized in statement of comprehensive income
Depreciation charge of right-of-use assets	31,234	-
Net finance expenses	10,976	-
	42,210	-

Accounting Policy

Right-of-use leased assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

The Company has elected not to recognise a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

Lease Liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.